The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

December 23, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1933 Act Registration No. 333-169226

1940 Act Registration No. 811-22468

Ladies and Gentlemen:

On behalf of Ashmore Funds (the “Trust”), we are transmitting for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 40, and for filing under the Investment Company Act of 1940, as amended, Amendment No. 43 to the Registration Statement on Form N-1A (the “Amendment”) of the Trust.

In addition to Part C, the Amendment includes the following documents:

1.	Prospectus for Class A, Class C, and Institutional Class Shares of Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Hard Currency Debt Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Debt Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Equity Opportunities Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund and Ashmore Emerging Markets Value Fund, each a series of the Trust.

2.	The Statement of Additional Information of the Trust.

The Amendment is being submitted in connection with the Trust’s annual update to its Registration Statement. The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment in order to include updated financial information.

Please direct any questions to the undersigned at (312) 557-3948.

Sincerely,
Ashmore Funds

/s/ Owen T. Meacham
Owen T. Meacham
Assistant Secretary of the Trust

Enclosures